TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income before taxes on income
	Year Ended December 31,
	2025	2024	2023
Domestic	$4,006	$7,618	$5,110
Foreign	9,572	7,478	9,262
	$13,578	$15,096	$14,372

Schedule of taxes on income
	Year Ended December 31,
	2025	2024	2023
Current taxes:
Domestic	$1,191	$3,328	$2,030
Foreign	1,659	1,005	2,013
	2,849	4,333	4,043
Deferred tax expense (benefit):
Domestic	383	(85)	(14)
Foreign	1,390	(4,463)	1,563
	1,773	(4,548)	1,549
	$4,623	$(215)	$5,592

Schedule of significant components of the deferred tax liabilities and assets
	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforward	$19,922	$17,982
Operating lease liabilities	4,178	4,011
Research and development	1,069	1,888
Deferred revenues	2,260	2,472
Share-based compensation	830	1,192
Marketable Securities	93	404
Reserves and allowances	1,911	2,306

Net deferred tax assets before valuation allowance	30,263	29,429
Less - valuation allowance	(18,818)	(15,629)

Deferred tax asset	$11,445	$13,800

Deferred tax liability:

Operating lease ROU assets	$(3,672)	$(3,961)
Derivatives	(820)	(267)
Other	-	(108)

Deferred tax liability	$(4,492)	$(4,336)

Schedule of expense (benefit) as reported in the statement of operations
	Year Ended December 31,
	2025
	Amount	Precent

Income before taxes on income	$13,578	100%
Theoretical tax expense, based on the Israeli statutory corporate tax rate	3,123	23%
Foreign tax effect:	851	2.85%
United States
Statutory rate differences	115	(2.57%)
Other foreign jurisdictions	736	5.42%
Tax Credits	(134)	(0.99%)
Non-taxable or non-deductible items	1,804	13.28%
Share-based compensation	1,508	11.10%
Other	296	2.18%
Change in unrecognized tax benefits	564	4.15%
Impact of PTE status in Israel	(1,893)	(10.53%)
Other	308	2.27%
Actual tax and effective tax rate	$4,623	34.04%

Schedule of reconciliation of the theoretical tax expense
	Year Ended December 31,
	2024	2023
Income before taxes, as reported in the consolidated statements of operations	$15,096	$14,372
Israeli statutory corporate tax rate	23.0%	23.0%
Theoretical tax expense on the above amount at the Israeli statutory corporate tax rate	$3,472	$3,304
Impact of Preferred Technological Enterprise status	(3,077)	(608)
Changes in tax reserve for uncertain tax positions	(67)	47
Adjustments for previous years’ taxes	2,536	486
Impact of income tax at rates other than the Israeli statutory corporate tax rate	2,131	749
Share-based compensation expenses see Note 11c	1,914	1,289
Losses and temporary differences for which valuation allowance was provided	(7,363)	198
Impact of tax rate change	-	-
Other	239	127
Actual tax expense (benefit)	$(215)	$5,592

Schedule of tax paid
Year Ended December 31,
2025
Domestic (Israel)	$1,857
Foreign:
United States	707
Brazil	637
Other	589
Total	$3,790